Annual Fund Operating Expenses - SSGA Emerging Markets Enhanced Index Portfolio	Apr. 30, 2021
Class B
Operating Expenses:
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.14%
Acquired Fund Fees and Expenses	0.05%
Expenses (as a percentage of Assets)	0.98%
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.14%
Acquired Fund Fees and Expenses	0.05%
Expenses (as a percentage of Assets)	0.73%